Background and general: (Details 2) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014 East Texas assets	Jun. 30, 2014 East Texas assets	Sep. 30, 2014 Tauren assets	Jun. 30, 2014 Tauren assets	Sep. 30, 2014 Gastar	Jun. 30, 2014 Gastar	Apr. 19, 2013 Gastar Proven reserves, oil & natural gas production and undeveloped leasehold interest	Sep. 30, 2014 Navasota	Jun. 30, 2014 Navasota	Sep. 27, 2013 Navasota Proven reserves, oil & natural gas production and undeveloped leasehold interest	Sep. 30, 2014 Tauren	Jun. 30, 2014 Tauren	Oct. 02, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest	Oct. 02, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest Series B Convertible Preferred Stock
Acquisition of Properties
Purchase price											$ 39,188,300			$ 19,400,000
Assets acquired:
Unproved oil and natural gas properties	7,101,000		7,101,000						6,029,000	6,029,000		1,072,000	1,072,000
Proved developed and undeveloped oil and natural gas properties	89,373,000		89,373,000						42,446,000	92,446,000		19,981,000	19,981,000		26,946,000	26,946,000
Liabilities assumed:
Asset retirement obligations	1,500,000		1,500,000						1,005,000	1,005,000		495,000	495,000
Net assets acquired	94,974,000		94,974,000						47,470,000	47,470,000		20,558,000	20,558,000		26,946,000	26,946,000
Revenue	4,105,494	866,702	15,849,482	3,843,420	2,763,743	10,540,560	112,182	258,631
Operating income	(2,117,242)	(1,348,606)	(7,527,465)	(3,609,972)	746,619	3,252,144	7,992	(58,893)
Pro forma Results of Operation
Oil and natural gas revenues		4,701,544	19,684,324	21,255,429
Net loss		(2,789,205)	10,964,361	1,835,050
Basic earnings per share (in dollars per share)		$ (0.04)	$ 0.14	$ 0.02
Diluted earnings per share (in dollars per share)		$ (0.04)	$ 0.12	$ 0.01
Aggregate fair market value of properties acquired																		26,946,000
General and administrative expenses	1,434,175	1,207,827	6,244,861	2,332,946
Bargain purchase gain			22,578,000														22,578,000
Cash consideration paid																		4,000,000
Number of shares issued																		2,000
Value of shares issued																		2,000,000
Aggregate fair market value of shares issued in acquisition			$ 368,000															$ 368,000